Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets net
	As of June 30,
	2020	2021	2021
	RMB	RMB	US$

Software and operating system	4,427	6,267	971
Less: Accumulated amortization	(4,064)	(4,668)	(723)
Intangible asset, net	363	1,599	248